Share Capital and Additional Paid-In Capital (Tables)	12 Months Ended
Mar. 31, 2025
Share Capital and Additional Paid-In Capital [Abstract]
Schedule of Share Capital

The details of the Group’s share capital are as follows:

	Number of shares * (Class A)	Amount (Class A)	Number of shares * (Class B)	Amount (Class B)	Subscription receivable	Additional Paid-in Capital
Shares outstanding as March 31, 2024	9,501,000	9,501	499,000	499	(300,000)	3,017,409
Subscription of Class B shares	—	—	—	—	300,000	—
Class B shares converted into Class A shares	499,000	499	(499,000)	(499)	—	—
IPO subscription	1,000,000	1,000	—	—	—	3,999,000
Deferred IPO costs and IPO costs	—	—	—	—	—	(3,552,511)
Shares outstanding as March 31, 2025	11,000,000	11,000	—	—	—	3,463,898

Schedule of IPO Costs Deducted to the Additional Paid-in Capital

Following table illustrate the total IPO costs deducted to the additional paid-in capital

As at March 31, 2025
Deferred IPO costs as of March 31, 2024	$1,260,075
IPO costs paid during the year ended March 31, 2025	1,377,579
Shares issued advanced amortized for deferred IPO costs	914,857

Total IPO costs deducted to the additional paid-in capital	$3,552,511

Schedule of Share Capital and Additional Paid-In Capital
	Number of shares	Amount	Additional Paid-in Capital
Authorized Class A Ordinary shares of US$0.001 as at March 31, 2024 and March 31, 2025 *	49,501,000	$49,501	$—
Authorized Class B Ordinary shares of US$0.001 as at March 31, 2024 and March 31, 2025 *	499,000	499	$—
Issued Class A Ordinary shares of US$0.001 as at March 31, 2024 *	9,501,000	9,501	$2,217,908
Issued Class B Ordinary shares of US$0.001 as at March 31, 2024 *	499,000	499	$799,501
Issued Class A Ordinary shares of US$0.001 as at March 31, 2025 *	11,000,000	11,000	$3,463,898
Issued Class B Ordinary shares of US$0.001 as at March 31, 2025 *	—	—	$—

*	The Company effected a 1:10 forward stock split on October 24, 2024, as a result, the shares issued and outstanding and per share number presented here are adjusted retrospectively.